Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated August 22, 2025 to the
International Bond Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”) and to the Statement of Additional Information dated August 1, 2025, as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Emerging Markets Full Spectrum Bond Fund (the “Fund”)
Fee Changes
Effective October 1, 2025 (the “Effective Date”), the Fund’s advisory fee, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.09% to 0.45%. This advisory fee decrease will result in the Management Fees decreasing by 0.09% to 0.85% for the Institutional Class shares of the Fund.
Accordingly, as of the Effective Date, the Annual Fund Operating Expenses table and its accompanying footnotes in the “Fees and Expenses of the Fund” section of the Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):(1)

Inst Class
Management Fees	0.85%
Acquired Fund Fees and Expenses(2)	0.28%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.54%
Fee Waiver and/or Expense Reimbursement(3)(4)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(5)	1.25%
[1]
The expense information in the table has been restated to reflect current expenses, including the reduction in the Fund’s advisory fee, the Fund’s fee waiver and anticipated principal investment strategies, such as the degree of anticipated investments in Acquired Funds (defined below).

[2]
Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.05%. Further, “Other Expenses” include interest expense of 0.41%. Interest expense can result from certain transactions within the Underlying PIMCO Funds or the Fund, as applicable, and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds and the Fund, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.79% for Institutional Class.

[3]
PIMCO has contractually agreed, through July 31, 2026, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds up to a maximum waived amount that is equal to the Fund’s aggregate advisory fee and supervisory and administrative fee. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

[4]
PIMCO has contractually agreed through July 31, 2027, to waive its advisory fee by 0.06% of the average daily net assets attributable to the Fund. This Fee Waiver Agreement will automatically renew for one‑year terms thereafter unless PIMCO provides written notice of its termination 30 days prior to the end of the current term.

[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

In addition, as of the Effective Date, the tables in the “Example” section of the Fund’s Fund Summary in the Prospectus are deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$127	$453	$807	$1,805
Principal Investment Strategy Changes
As of the Effective Date, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:
The Fund is designed to provide dynamic exposure to a broad range of emerging market fixed income asset classes, such as external debt obligations of sovereign, quasi-sovereign, and corporate entities; currencies, including local currency-denominated obligations of sovereigns, quasi-sovereigns, and corporate issuers, and other currency investments; and derivatives on the foregoing. In managing the Fund, PIMCO utilizes both top‑down and bottom‑up analysis to seek to identify multiple sources of value. The top‑down analysis generally includes a focus on global macroeconomic and country-specific considerations and provides context for sector allocations and general risk calibration. The bottom‑up analysis generally includes examinations of the profiles of individual credits, risk factors and instruments to select holdings of the Fund. The active management approach is driven by PIMCO’s global macroeconomic views, emerging markets expertise and experience across a wide range of investment instruments. The Fund’s assets are allocated in a manner that reflects PIMCO’s views regarding the attractiveness of key investment risk factors, considering both return potential and volatility, and includes an assessment of aggregate country, issuer and currency exposures.
The Fund invests under normal circumstances at least 80% of its assets in investments economically tied to emerging market countries and 80% of its assets in Fixed Income Instruments, which may be represented by direct or indirect (through an Acquired Fund) investments. The Fund’s investments may include Fixed Income Instruments of varying maturities, forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public or private-sector entities. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) rated at least Caa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.
The Fund will normally limit its foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) to between 20% and 80% of its assets. The average portfolio duration of this Fund normally varies between minus 3 and plus 7 years. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.
The Fund’s assets are not allocated according to a predetermined blend of investment exposures or mix of instruments. PIMCO has the flexibility to reallocate the Fund’s assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time, unless in response to a perceived short-term opportunity or market dislocation. The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. In selecting investments for the Fund, PIMCO may use proprietary quantitative models that are developed and maintained by PIMCO, and which are subject to change over time without notice in PIMCO’s discretion.
The Fund may utilize both direct investments and investments in Acquired Funds in seeking to achieve its investment objective. Specifically, “Acquired Funds” refers to the following: funds of the Trust and funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open‑end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”) and other affiliated and unaffiliated funds in which the Fund may invest.
Acquired Funds may or may not be registered under the Investment Company Act of 1940 (the “1940 Act”). To the extent Underlying PIMCO Funds of the Trust or PIMCO Equity Series are held, Institutional Class or Class M shares will be held. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom, and such investments may be counted towards the 80% investment guideline noted above. To the extent the Fund invests in Underlying PIMCO Funds, PIMCO expects to select such Underlying PIMCO Funds without considering or canvassing the universe of available unaffiliated Acquired Funds.
Additional information for the Underlying PIMCO Funds can be found in the Statement of Additional Information and/ or the Underlying PIMCO Funds’ prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.

PIMCO Emerging Markets Full Spectrum Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Funds
Supplement Dated August 22, 2025 to the
International Bond Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”) and to the Statement of Additional Information dated August 1, 2025, as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Emerging Markets Full Spectrum Bond Fund (the “Fund”)
Fee Changes
Effective October 1, 2025 (the “Effective Date”), the Fund’s advisory fee, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.09% to 0.45%. This advisory fee decrease will result in the Management Fees decreasing by 0.09% to 0.85% for the Institutional Class shares of the Fund.
Accordingly, as of the Effective Date, the Annual Fund Operating Expenses table and its accompanying footnotes in the “Fees and Expenses of the Fund” section of the Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):(1)

Inst Class
Management Fees	0.85%
Acquired Fund Fees and Expenses(2)	0.28%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.54%
Fee Waiver and/or Expense Reimbursement(3)(4)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(5)	1.25%
[1]
The expense information in the table has been restated to reflect current expenses, including the reduction in the Fund’s advisory fee, the Fund’s fee waiver and anticipated principal investment strategies, such as the degree of anticipated investments in Acquired Funds (defined below).

[2]
Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.05%. Further, “Other Expenses” include interest expense of 0.41%. Interest expense can result from certain transactions within the Underlying PIMCO Funds or the Fund, as applicable, and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds and the Fund, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.79% for Institutional Class.

[3]
PIMCO has contractually agreed, through July 31, 2026, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds up to a maximum waived amount that is equal to the Fund’s aggregate advisory fee and supervisory and administrative fee. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

[4]
PIMCO has contractually agreed through July 31, 2027, to waive its advisory fee by 0.06% of the average daily net assets attributable to the Fund. This Fee Waiver Agreement will automatically renew for one‑year terms thereafter unless PIMCO provides written notice of its termination 30 days prior to the end of the current term.

[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

In addition, as of the Effective Date, the tables in the “Example” section of the Fund’s Fund Summary in the Prospectus are deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$127	$453	$807	$1,805
Principal Investment Strategy Changes
As of the Effective Date, the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:
The Fund is designed to provide dynamic exposure to a broad range of emerging market fixed income asset classes, such as external debt obligations of sovereign, quasi-sovereign, and corporate entities; currencies, including local currency-denominated obligations of sovereigns, quasi-sovereigns, and corporate issuers, and other currency investments; and derivatives on the foregoing. In managing the Fund, PIMCO utilizes both top‑down and bottom‑up analysis to seek to identify multiple sources of value. The top‑down analysis generally includes a focus on global macroeconomic and country-specific considerations and provides context for sector allocations and general risk calibration. The bottom‑up analysis generally includes examinations of the profiles of individual credits, risk factors and instruments to select holdings of the Fund. The active management approach is driven by PIMCO’s global macroeconomic views, emerging markets expertise and experience across a wide range of investment instruments. The Fund’s assets are allocated in a manner that reflects PIMCO’s views regarding the attractiveness of key investment risk factors, considering both return potential and volatility, and includes an assessment of aggregate country, issuer and currency exposures.
The Fund invests under normal circumstances at least 80% of its assets in investments economically tied to emerging market countries and 80% of its assets in Fixed Income Instruments, which may be represented by direct or indirect (through an Acquired Fund) investments. The Fund’s investments may include Fixed Income Instruments of varying maturities, forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non‑U.S. public or private-sector entities. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) rated at least Caa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.
The Fund will normally limit its foreign currency exposure (from non‑U.S. dollar-denominated securities or currencies) to between 20% and 80% of its assets. The average portfolio duration of this Fund normally varies between minus 3 and plus 7 years. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.
The Fund’s assets are not allocated according to a predetermined blend of investment exposures or mix of instruments. PIMCO has the flexibility to reallocate the Fund’s assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time, unless in response to a perceived short-term opportunity or market dislocation. The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. In selecting investments for the Fund, PIMCO may use proprietary quantitative models that are developed and maintained by PIMCO, and which are subject to change over time without notice in PIMCO’s discretion.
The Fund may utilize both direct investments and investments in Acquired Funds in seeking to achieve its investment objective. Specifically, “Acquired Funds” refers to the following: funds of the Trust and funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open‑end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”) and other affiliated and unaffiliated funds in which the Fund may invest.
Acquired Funds may or may not be registered under the Investment Company Act of 1940 (the “1940 Act”). To the extent Underlying PIMCO Funds of the Trust or PIMCO Equity Series are held, Institutional Class or Class M shares will be held. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom, and such investments may be counted towards the 80% investment guideline noted above. To the extent the Fund invests in Underlying PIMCO Funds, PIMCO expects to select such Underlying PIMCO Funds without considering or canvassing the universe of available unaffiliated Acquired Funds.
Additional information for the Underlying PIMCO Funds can be found in the Statement of Additional Information and/ or the Underlying PIMCO Funds’ prospectuses and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notification.